Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Lease liabilities
Schedule of change in the balances of lease liability

The change in the Company's lease liability balance to December 31, 2021 occurred as follows:

	Balance on December 31, 2020	Remeasurements and new contracts	Additions due to acquisitions	Lease termination	Interest	Interest paid	Lease payments	Balance on December 31, 2021
Lease of properties and equipment	2,758	959	1,867	(800)	356	(313)	(569)	4,258

	Balance on December 31, 2019	Remeasurements and new contracts	Additions due to acquisitions	Lease termination	Interest	Interest paid	Lease payments	Balance on December 31, 2020
Lease of properties and equipment	7,291	811	-	(2,183)	725	(741)	(3,145)	2,758